Net Loss Per Share - Antidilutive Shares (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022 shares	Sep. 30, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	34,117,671	33,867,263	34,175,113	30,720,703
Conversion ratio	1		1
Liquidity price of SAFE and SAFE warrants	100.00%		100.00%
Liquidity price of SAFE and SAFE warrants, condition one	90.00%		90.00%
Redeemable convertible preferred stock (if converted)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	29,521,810	29,521,810	29,521,810	25,729,542
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	3,790,978	3,540,570	3,848,420	4,283,200
RSAs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	579,660	579,660	579,660	324,680
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	225,223	225,223	225,223	383,281